Long-term incentive plan	12 Months Ended
Dec. 31, 2025
Long-term Incentive Plan
Long-term incentive plan

26.	Long-term incentive plan

2021-2023 Plan and 2024-2026 Plan

On March 30, 2021 and March 28, 2024, they were approved by the General Meeting of shareholders of TIM S.A. (TIM Participações S.A. before the merger by TIM S.A. on August 31, 2020), long-term incentive plans: “2021-2023 Plan” and “2024-2026 Plan” respectively, granted to senior directors and to those who occupy the position of key positions in the Company.

The 2021−2023 and 2024−2026 Plans provide for the granting of shares (performance shares and/or restricted shares). They propose to grant participants shares issued by the Company, subject to the participant’s permanence in the Company (achievement of specific goals). The number of shares may vary, for more or for less, as a result of the performance and possibly of the dividend award, considering the criteria provided for in each Grant.

For the 2021-2023 and 2024-2026 plan, the term of validity has the same periodicity of 3 years related to its vesting. These Plans, in addition to considering the transfer of shares, also provides for the possibility of making payment to participants of the equivalent amount in cash.

The total amount of the expense was calculated considering the value of the shares and is recognized in the results over the vesting period.

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant	Shares granted (principal)	Maturity date	Grant Price	Stock balance (principal) at the beginning of the year (Dec 2024)	Shares (principal) granted during 2025	Shares transferred during the year				Paid in cash during the year				Shares canceled (principal) during the year	Balance of shares (principal) at the end of the year (December 2025)
						Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares transferred	Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares paid in cash

2024−2026 Plan 2025 Grant(s)	1,383,956	May/28	R$ 17.22	-	1,383,956	-	-	-	-	-	-	-	-	(261,997)	1,121,959
2024−2026 Plan 2024 Grant(s)	1,226,859	July/27	R$ 18.34	1,142,341	-	(88,693)	(44,360)	(11,012)	(144,065)	-	-	-	-	(169,302)	884,346
2021-2023 Plan 2023 Grant(s)	1,560,993	July/26	R$ 12.60	1,097,732	-	(303,469)	(265,491)	(77,121)	(646,081)	-	-	-	-	(107,175)	687,088
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr/25	R$ 13.23	426,595	-	(403,661)	(253,959)	(111,224)	(768,845)	(11,646)	(6,186)	(3,016)	(20,848)	(11,289)	-
Total				2,666,668	1,383,956	(795,823)	(563,810)	(199,357)	(1,558,991)	(11,646)	(6,186)	(3,016)	(20,848)	(549,763)	2,693,393
Weighted average price of the balance of grants			R$ 16.41

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant	Shares granted (principal)	Maturity date	Grant Price	Stock balance (principal) at the beginning of the year (Dec 2023)	Shares (principal) granted during the year	Shares transferred during the year				Paid in cash during the year				Shares canceled (principal) during the year	Balance of shares (principal) at the end of the year (December 2024)
						Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares transferred	Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares paid in cash
2024−2026 Plan 2024 Grant(s)	1,226,859	July/27	R$ 18.34	-	1,226,859	-	-	-	-	-	-	-	-	(84,518)	1,142,341
2021-2023 Plan 2023 Grant(s)	1,560,993	July /26	R$ 12.60	1,535,604	-	(306,450)	(273,140)	(31,351)	(610,941)	-	-	-	-	(131,422)	1,097,732
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr/25	R$ 13.23	771,302	-	(289,529)	(389,848)	(58,176)	(737,553)	(7,055)	(10,463)	(1,500)	(19,018)	(48,123)	426,595
2021-2023 Plan 2021 Grant(s)	3,431,610	May/24	R$ 12.95	821,942	-	(782,079)	(344,768)	(123,101)	(1,249,948)	(31,177)	(15,312)	(5,080)	(51,569)	(8,686)	-
Total	7,447,174			3,128,848	1,226,859	(1,378,058)	(1,007,756)	(212,628)	(2,598,442)	(38,232)	(25,775)	(6,580)	(70,587)	(272,749)	2,666,668
Weighted average price of the balance of grants			R$ 15.16

The base price of the share of each share was calculated using the weighted averages of TIM S.A.’s share price. (TIM Participações S.A. before the merger by TIM S.A. on August 31, 2020), considering the following periods:

•        2021-2023 Plan - 1st Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2021–03/31/2021.

•        2021–2023 Plan – 2nd Grant - traded volume and trading price of TIM S.A. shares in the period 03/01/2022–03/31/2022.

•        2021-2023 Plan - 3rd Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2023–03/31/2023.

•        2024-2026 Plan - 1st Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2024–03/31/2024.

•        2024-2026 Plan - 2nd Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2025–03/31/2025.

In 2025, expenses pegged to these long-term benefit plans totaled R$ 31,665 (R$ 50,466 in 2024). In the year ended December 31, 2025, the Company made cash payments to participants of the long-term incentive program totaling R$ 14,667 (R$ 28,112 in 2024).

Termination of the share buyback program and approval of a new program

As described in Note 25.e, in February 2025, the Company’s Management approved the new program, which will allocate approximately 5 million shares acquired to share-based compensation under the Long-Term Incentive Plan. By December 31, 2025, the Company had repurchased and transferred 1.6 million shares to meet the Long-Term Incentive Plan program.